787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 3, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Preliminary Proxy Materials for

BlackRock MuniYield Quality Fund III, Inc.

BlackRock Virginia Municipal Bond Trust

BlackRock Investment Quality Municipal Trust, Inc.

BlackRock MuniYield Michigan Quality Fund, Inc.

BlackRock MuniYield Pennsylvania Quality Fund

Ladies and Gentlemen:

On behalf of BlackRock MuniYield Quality Fund III, Inc. (the “Acquiring Fund”), BlackRock Virginia Municipal Bond Trust (“BHV”), BlackRock Investment Quality Municipal Trust, Inc. (“BKN”), BlackRock MuniYield Michigan Quality Fund, Inc. (“MIY”) and BlackRock MuniYield Pennsylvania Quality Fund (“MPA” and collectively with BHV, BKN and MIY, the “Target Funds”), we hereby transmit for filing with the Securities and Exchange Commission the preliminary proxy materials consisting of a Notice of Special Meeting of Shareholders and a Proxy Statement to be issued in connection with the Joint Special Meeting of Shareholders (the “Meeting”) of the Acquiring Fund and the Target Funds (collectively, the “Funds”). As set forth in more detail in the accompanying proxy materials, the Meeting is being held to approve an Agreement and Plan of Merger between each Target Fund and the Acquiring Fund and the transactions contemplated therein, as well as certain related proposals.

The enclosed proxy materials will be delivered to holders of each Fund’s preferred shares. The Acquiring Fund filed a Registration Statement on Form N-14 on September 22, 2023, which included a separate proxy statement/prospectus to be delivered to each Fund’s common shareholders.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-3953.

Sincerely,

/s/ Nicole Ventura

Nicole Ventura

Enclosures

cc:	Janey Ahn, Esq., BlackRock, Inc.

Bomi Lee, Esq., BlackRock, Inc.

Bissie K. Bonner, Esq., Willkie Farr & Gallagher LLP

Rachel I. Winters, Esq., Willkie Farr & Gallagher LLP

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